UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05642)

American Income Fund, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/13

Date of reporting period: 05/31/13

Item 1. Schedule of Investments.

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
(Percentages of each investment category relate to total net assets)
High Yield Corporate Bonds — 26.9%
Basic Industry — 5.0%
Albea Beauty Holdings SA, 8.38%, 11/1/19 ■	$250,000	$261,250
ArcelorMittal, 7.25%, 3/1/41	200,000	195,000
Coeur d’Alene Mines, 7.88%, 2/1/21 ■	200,000	211,500
Domtar, 4.40%, 4/1/22	250,000	246,215
Evraz Group SA, 8.25%, 11/10/15 ■	150,000	162,413
Hexion US Finance,
8.88%, 2/1/18	150,000	156,563
6.63%, 4/15/20	100,000	104,000
INEOS Finance PLC, 7.50%, 5/1/20 ■	230,000	252,425
Longview Fibre Paper & Packaging, 8.00%, 6/1/16 ■	200,000	208,500
New Gold, 6.25%, 11/15/22 ■	150,000	154,500
Nufarm Australia, 6.38%, 10/15/19 ■	200,000	205,000
Resolute Forest Products, 5.88%, 5/15/23 ■	175,000	169,312
Reynolds Group Issuer LLC, 8.50%, 5/15/18	200,000	210,000
Sappi Papier Holding GmbH, 8.38%, 6/15/19 ■	200,000	220,500
Stora Enso OYJ, 7.25%, 4/15/36 ■	200,000	190,000
Taminco Global Chemical, 9.75%, 3/31/20 ■	150,000	169,875
Taseko Mines, 7.75%, 4/15/19	325,000	331,500
Tembec Industries, 11.25%, 12/15/18	200,000	220,000
Vedanta Resources PLC, 6.00%, 1/31/19 ■	200,000	199,246
Walter Energy, 8.50%, 4/15/21 ■	250,000	251,250

		4,119,049

Capital Goods — 0.9%
Clean Harbors, 5.25%, 8/1/20	275,000	286,688
Commercial Vehicle Group, 7.88%, 4/15/19	250,000	253,125
Pittsburgh Glass Works LLC, 8.50%, 4/15/16 ■	200,000	206,000

		745,813

Communications — 5.1%
CCO Holdings LLC, 5.13%, 2/15/23	200,000	196,000
CenturyLink, 7.65%, 3/15/42	200,000	199,000
Clear Channel Worldwide Holdings, 7.63%, 3/15/20	200,000	212,500
CyrusOne LP, 6.38%, 11/15/22 ■	100,000	106,750
Digicel, 7.00%, 2/15/20 ■	200,000	207,500
DIRECTV Holdings LLC, 5.20%, 3/15/20	300,000	338,428
DISH DBS, 5.88%, 7/15/22	200,000	200,500
Eileme 1 AB, 14.25%, 8/15/20 ■	160,687	180,773
Fairpoint Communications, 8.75%, 8/15/19 ■	175,000	179,375
Frontier Communications,
8.50%, 4/15/20	250,000	286,250
7.13%, 1/15/23	250,000	261,250
7.63%, 4/15/24	200,000	209,500
Level 3 Financing, 9.38%, 4/1/19	160,000	176,400
Nara Cable Funding, 8.88%, 12/1/18 ■	200,000	211,000
Sky Growth Acquisition, 7.38%, 10/15/20 ■	225,000	239,062
Sprint Capital, 8.75%, 3/15/32	200,000	233,000
Starz LLC, 5.00%, 9/15/19	225,000	228,375
UPCB Finance III, 6.63%, 7/1/20 ■	200,000	213,000
Wind Acquisition Finance SA, 7.25%, 2/15/18 ■	250,000	259,375

		4,138,038

AMERICAN INCOME FUND     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
Consumer Cyclical — 4.0%
Associated Asphalt Partners LLC, 8.50%, 2/15/18 ■	$150,000	$156,375
Brookfield Residential Properties, 6.50%, 12/15/20 ■	250,000	267,500
Chrysler Group LLC, 8.00%, 6/15/19	200,000	221,500
Delta Air Lines Pass Through Trust, Series 2012-1, Class B, 6.88%, 5/7/19 ■	241,131	258,613
Erickson Air-Crane, 8.25%, 5/1/20 ■	200,000	206,000
Ford Motor, 7.45%, 7/16/31	100,000	125,996
Gestamp Funding Luxembourg SA, 5.63%, 5/31/20 ■	200,000	193,500
Jones Group, 6.88%, 3/15/19	200,000	213,750
Mattamy Group, 6.50%, 11/15/20 ■	250,000	249,375
McGraw-Hill Global Education Holdings LLC, 9.75%, 4/1/21 ■	200,000	207,750
Rite Aid, 7.50%, 3/1/17	509,000	522,997
RR Donnelley & Sons, 8.25%, 3/15/19	200,000	219,000
Watco LLC, 6.38%, 4/1/23 ■	250,000	263,125
Wynn Las Vegas LLC, 4.25%, 5/30/23 ■	150,000	145,875

		3,251,356

Consumer Non Cyclical — 2.1%
Endo Health Solutions, 7.00%, 12/15/20	250,000	269,375
FAGE Dairy Industry USA, 9.88%, 2/1/20 ■	150,000	165,750
HealthSouth, 5.75%, 11/1/24	250,000	258,750
Ingles Markets, 5.75%, 6/15/23 ■	175,000	175,437
JBS USA LLC, 7.25%, 6/1/21 ■	200,000	214,000
Kindred Healthcare, 8.25%, 6/1/19	250,000	261,250
Tenet Healthcare, 6.88%, 11/15/31	200,000	189,000
Vector Group, 7.75%, 2/15/21 ■	150,000	160,125

		1,693,687

Electric — 0.9%
Covanta Holding, 6.38%, 10/1/22	250,000	269,679
Energy Future Intermediate Holding LLC, 11.25%, 12/1/18 ■	99,000	89,348
GenOn Americas Generation LLC,
8.50%, 10/1/21	200,000	231,000
9.13%, 5/1/31	150,000	169,500

		759,527

Energy — 6.2%
Alta Mesa Holdings LP, 9.63%, 10/15/18	150,000	160,875
Bill Barrett, 7.00%, 10/15/22	265,000	278,250
Bonanza Creek Energy, 6.75%, 4/15/21 ■	250,000	261,250
Calumet Specialty Products Partners LP, 9.38%, 5/1/19	225,000	250,313
Chesapeake Energy, 6.88%, 11/15/20	200,000	225,000
Concho Resources, 5.50%, 10/1/22	250,000	258,125
EP Energy LLC, 7.75%, 9/1/22	250,000	278,750
Foresight Energy LLC, 9.63%, 8/15/17 ■	200,000	217,000
Gazprom OAO Via Gaz Capital SA, 3.85%, 2/6/20 ■	215,000	210,642
Halcon Resources, 9.75%, 7/15/20	175,000	181,781
Holly Energy Partners LP, 6.50%, 3/1/20	250,000	265,625
Key Energy Services, 6.75%, 3/1/21	250,000	253,125
Lightstream Resources, 8.63%, 2/1/20 ■	200,000	205,000
Linn Energy LLC, 6.25%, 11/1/19 ■	250,000	251,875
MEG Energy, 6.38%, 1/30/23 ■	150,000	153,750
Niska Gas Storage US LLC, 8.88%, 3/15/18	200,000	210,000
Northern Tier Energy LLC, 7.13%, 11/15/20 ■	200,000	210,500
PBF Holding LLC, 8.25%, 2/15/20	175,000	193,375
Samson Investment, 9.75%, 2/15/20 ■	200,000	208,500
SM Energy, 6.63%, 2/15/19	250,000	268,125
United Refining, 10.50%, 2/28/18	95,000	107,825

AMERICAN INCOME FUND     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
Vanguard Natural Resources LLC, 7.88%, 4/1/20	$150,000	$160,500
Western Refining, 6.25%, 4/1/21 ■	250,000	258,750

		5,068,936

Finance — 1.0%
Community Choice Financial, 10.75%, 5/1/19	175,000	172,375
Dresdner Funding Trust I, 8.15%, 6/30/31 ■	250,000	266,250
Genworth Holdings, 6.15%, 11/15/66 Δ	250,000	235,000
Nationstar Mortgage LLC, 7.88%, 10/1/20 ■	150,000	164,250

		837,875

Natural Gas — 0.7%
Atlas Pipeline Partners LP, 6.63%, 10/1/20 ■	250,000	265,625
Sabine Pass LNG, 7.50%, 11/30/16	250,000	278,750

		544,375

Sovereigns — 0.2%
Republic of Uruguay, 8.00%, 11/18/22	122,639	165,563

Technology — 0.8%
First Data, 6.75%, 11/1/20 ■	250,000	261,250
Goodman Networks, 13.13%, 7/1/18 ■	150,000	161,625
Nokia OYJ, 5.38%, 5/15/19	250,000	245,000

		667,875

Total High Yield Corporate Bonds (Cost: $21,188,860)		21,992,094

U.S. Government Agency Mortgage-Backed Securities — 37.9% Adjustable Rate Δ — 0.2%
Federal Home Loan Mortgage Corporation, 2.12%, 9/1/18, #605911	41	41
Federal National Mortgage Association, 3.09%, 7/1/27, #070179	575	619
Government National Mortgage Association, 1.63%, 12/20/22, #008096 a	125,690	131,323

		131,983

Fixed Rate — 37.7%
Federal Home Loan Mortgage Corporation Gold, 6.50%, 11/1/28, #C00676 a	73,214	85,032
Federal National Mortgage Association,
6.00%, 12/1/13, #190179 a	12,157	12,457
7.00%, 7/1/17, #254414 a	61,779	66,586
5.00%, 11/1/18, #750989 a	112,975	120,949
5.00%, 2/1/21, #745279 a	160,513	172,946
6.00%, 5/1/29, #323702 a	116,439	129,643
7.00%, 9/1/31, #596680 a	72,309	79,651
5.50%, 6/1/33, #709700 a	88,558	96,839
6.00%, 1/1/34, #763687 a	261,412	288,211
5.50%, 2/1/34, #766070 a	350,584	392,129
6.00%, 3/1/34, #745324 a	223,554	248,903
6.00%, 1/1/35, #810225 a	248,646	274,392
5.00%, 7/1/35, #828346 a	253,758	274,731
5.50%, 3/1/36, #878059 a	159,993	173,553
6.00%, 6/1/36, #882685 a	502,943	552,916
5.50%, 4/1/37, #888284 a	402,460	436,569
5.00%, 6/1/37, #944244 a	430,602	464,441
5.50%, 6/1/38, #995018 a	404,598	438,889

AMERICAN INCOME FUND     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
3.00%, 6/1/43 «	$750,000	$751,055
3.00%, 6/1/43 «	8,035,000	8,070,153
3.50%, 6/1/43 «	750,000	774,639
3.50%, 6/1/43 «	7,790,000	8,066,606
4.00%, 6/1/43 «	4,605,000	4,853,598
4.50%, 6/1/43 «	2,975,000	3,178,601
Government National Mortgage Association,
5.50%, 8/15/33, #604567 a	498,830	577,326
6.00%, 7/15/34, #631574 a	260,139	295,282

		30,876,097

Total U.S. Government Agency Mortgage-Backed Securities (Cost: $31,112,656)		31,008,080

Collateralized Mortgage Obligation — Private Mortgage-Backed Securities — 19.4% Adjustable Rate Δ — 3.9%
Goldman Sachs Mortgage Loan Trust,
4.63%, 10/25/33, Series 2003-10, Class 1A1	184,110	185,601
3.18%, 1/25/35, Series 2005-AR1, Class B1 ¥	1,232,712	277,435
GSMPS Mortgage Loan Trust, Series 2006-RP2, Class B1, 5.30%, 4/25/36 ¥	1,418,264	284,239
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 5.03%, 7/25/36	1,087,787	1,026,761
MASTR Adjustable Rate Mortgages Trust, Series 2003-5, Class 4A1, 2.09%, 11/25/33	652,861	637,978
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 1A1, 2.45%, 2/25/37	418,198	333,236
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR3, Class B1, 2.49%, 6/25/33 ¥	283,735	186,977
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A3, 2.64%, 10/25/36	283,288	251,815

		3,184,042

Fixed Rate — 15.5%
Banc of America Funding, Series 2007-4, Class 1A2, 5.50%, 6/25/37 ¥	430,512	159,403
Citigroup Mortgage Loan Trust, Series 2010-10, Class 7A1, 4.78%, 12/25/32 ■	358,310	356,244
Countrywide Alternative Loan Trust,
6.50%, 3/25/34, Series 2004-J2, Class 2A1	303,684	323,351
5.50%, 2/25/36, Series 2005-86CB, Class A10	441,570	379,240
5.75%, 4/25/47, Series 2007-6, Class A4	1,204,003	966,752
Credit Suisse First Boston Mortgage Securities Corporation,
6.20%, 4/25/33, Series 2003-8, Class DB1	904,394	867,400
6.00%, 12/25/35, Series 2005-11, Class 6A7 ¥	1,000,000	380,917
First Horizon Alternative Mortgage Securities, Series 2005-FA5, Class 3A2, 5.50%, 8/25/35 ¥	694,012	130,974
GSMPS Mortgage Loan Trust,
7.50%, 6/19/32, Series 2001-2, Class A ■	173,823	182,506
7.50%, 3/25/35, Series 2005-RP2, Class 1A2 ■	610,040	636,578
7.50%, 9/25/35, Series 2005-RP3, Class 1A2 ■	626,689	653,102
5.30%, 4/25/36, Series 2006-RP2, Class B2 ¥	1,277,182	141,037
6.70%, 3/25/43, Series 2003-1, Class B2 ¥	1,252,822	67,384
Impac Secured Assets Corporation, Series 2000-3, Class M1, 8.00%, 10/25/30 ¥	459,158	428,335
JP Morgan Alternative Loan Trust, Series 2006-S1, Class 1A19, 6.50%, 3/25/36	619,092	568,428
Lehman Mortgage Trust, Series 2008-6, Class 1A1, 5.52%, 7/25/47	152,541	161,333
MASTR Alternative Loans Trust,
7.00%, 1/25/34, Series 2004-1, Class 3A1	585,939	607,942
7.00%, 6/25/34, Series 2004-5, Class 6A1	801,737	844,317
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A4, 7.50%, 8/25/34 ■	640,095	664,891
Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A7, 6.00%, 3/25/37	632,879	492,616
Mortgage Equity Conversion Asset Trust, Series 2010-1A, Class A, 4.00%, 7/25/60 ■ ¥	447,613	434,185
Nomura Asset Acceptance Corporation, Series 2004-R2, Class B1, 6.74%, 10/25/34 ■ ¥ ¿	807,425	401,338
Residential Asset Mortgage Products, Series 2003-SL1, Class M2, 7.35%, 4/25/31 ¥	591,529	301,018
Residential Funding Mortgage Securities I Trust, Series 2007-S9, Class 1A1, 6.00%, 10/25/37	625,710	562,059
Salomon Brothers Mortgage Securities VII, Series 2003-1, Class A2, 6.00%, 9/25/33 ■	546,862	565,023

AMERICAN INCOME FUND     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
Springleaf Mortgage Loan Trust, ■ ¥
4.44%, 6/25/58, Series 2013-1A, Class M4	$500,000	$502,394
5.30%, 12/25/59, Series 2012-3A, Class M4	750,000	779,800
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA3, Class 2A, 6.53%, 8/25/38	98,397	105,682

		12,664,249

Total Collateralized Mortgage Obligation — Private Mortgage-Backed Securities (Cost: $20,057,940)		15,848,291

Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities — 1.4%
Fixed Rate — 1.4%
Federal National Mortgage Association,
6.81%, 2/25/42, Series 2002-W1, Class 2A	197,397	225,844
5.75%, 12/25/42, Series 2003-W1, Class B1 ¥	916,417	597,826
5.84%, 7/25/44, Series 2004-W14, Class B2 ¥	843,364	340,361

Total Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities (Cost: $1,057,473)		1,164,031

Commercial Mortgage-Backed Securities — 18.7%
Other — 18.7%
Americold LLC Trust, Series 2010-ARTA, Class C, 6.81%, 1/14/29 ■	405,000	480,353
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45 Δ	500,000	538,363
Bear Stearns Commercial Mortgage Securities, Δ
5.72%, 9/11/38, Series 2006-PW12, Class A4	500,000	556,883
5.58%, 9/11/41, Series 2006-PW13, Class AM	500,000	558,208
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44 Δ	492,519	567,829
Greenwich Capital Commercial Funding Corporation,
5.44%, 3/10/39, Series 2007-GG9, Class A4	890,000	1,001,948
5.74%, 12/10/49, Series 2007-GG11, Class A4	710,000	812,146
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.79%, 8/10/45 Δ	500,000	566,515
JP Morgan Chase Commercial Mortgage Securities Corporation,
5.25%, 7/15/46, Series 2011-C4, Class C ■ Δ	750,000	839,371
5.44%, 6/12/47, Series 2007-CB18, Class A4	600,000	674,748
5.79%, 2/12/51, Series 2007-CB20, Class A4 Δ	600,000	695,144
LB-UBS Commercial Mortgage Trust, Δ
6.15%, 4/15/41, Series 2008-C1, Class A2	752,000	891,469
6.15%, 4/15/41, Series 2008-C1, Class AM	210,000	243,486
5.87%, 9/15/45, Series 2007-C7, Class A3	576,374	653,276
Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.69%, 2/12/51	960,000	1,103,702
Morgan Stanley Capital I, Δ
6.28%, 1/11/43, Series 2008-T29, Class A4	1,125,000	1,332,373
5.45%, 2/12/44, Series 2007-HQ11, Class A4	600,000	676,581
5.25%, 9/15/47, Series 2011-C1, Class C ■	250,000	282,999
Morgan Stanley Re-Remic Trust, Series 2009-GG10, Class A4B, 5.79%, 8/12/45 ■ Δ	500,000	562,519
SBA Tower Trust, 3.60%, 4/15/43 ■	390,000	390,416
Vornado DP LLC, Series 2010-VNO, Class A1, 2.97%, 9/13/28 ■	427,921	446,581
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.25%, 12/15/43	306,501	315,849
WF-RBS Commercial Mortgage Trust, ■ Δ
5.39%, 2/15/44, Series 2011-C2, Class C	250,000	279,214
5.34%, 3/15/44, Series 2011-C3, Class C	750,000	834,103

Total Commercial Mortgage-Backed Securities (Cost: $12,336,928)		15,304,076

AMERICAN INCOME FUND     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
Asset-Backed Securities — 19.0%
Automotive — 0.6%
CFC LLC, Series 2013-1A, Class C, 3.45%, 3/15/19 ■	$500,000	$499,963

Home Equity — 10.1%
Bayview Financial Acquisition Trust,
6.07%, 2/25/33, Series 2003-AA, Class M3 ■ ¥ Δ	380,059	384,842
5.50%, 12/28/35, Series 2005-D, Class AF4 Δ	750,000	738,020
5.64%, 11/28/36, Series 2006-C, Class 1A2	304,095	300,079
5.85%, 11/28/36, Series 2006-C, Class 1A5	446,633	428,768
5.66%, 12/28/36, Series 2006-D, Class 1A2	402,354	408,274
5.70%, 2/28/41, Series 2006-A, Class 1A5	941,205	962,609
Countrywide Asset-Backed Certificates, Δ
5.15%, 5/25/36, Series 2005-16, Class 2AF2	335,616	330,482
5.53%, 4/25/47, Series 2007-4, Class A2	750,000	706,377
HLSS Servicer Advance Receivables Backed Notes, ■
4.94%, 10/15/45, Series 2012-T2, Class D2	750,000	780,525
4.46%, 1/15/48, Series 2013-T1, Class D3	900,000	929,880
Home Equity Mortgage Trust, Series 2004-6, Class M2, 5.82%, 4/25/35 ¥	631,199	620,653
Morgan Stanley ABS Capital I, Series 2007-NC2, Class A2A, 0.30%, 2/25/37 Δ	75,852	55,600
Nationstar Agency Advance Funding Trust, Series 2013-T2A, Class FT2, 7.39%, 2/18/48 ■ ¥	525,000	527,830
Renaissance Home Equity Loan Trust, Series 2005-4, Class A6, 5.75%, 2/25/36	803,936	736,677
Residential Funding Mortgage Securities II, Series 2003-HI4, Class M1, 6.03%, 2/25/29	381,481	357,607

		8,268,223

Manufactured Housing — 5.4%
Green Tree Financial, Series 1994-2, Class A5, 8.30%, 5/15/19	8,868	9,015
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35%, 4/15/40	319,076	336,071
Mid-State Trust,
5.75%, 1/15/40, Series 2005-1, Class A	1,105,543	1,240,667
5.25%, 12/15/45, Series 2010-1, Class M ■	656,874	682,977
Newcastle Investment Trust, Series 2010-MH1, Class A, 4.50%, 7/10/35 ■	381,690	388,333
Origen Manufactured Housing,
6.64%, 1/15/35, Series 2004-A, Class M2 Δ	618,330	683,832
5.73%, 11/15/35, Series 2004-B, Class M1 Δ	255,798	271,141
5.99%, 1/15/37, Series 2005-B, Class M1	742,667	783,512

		4,395,548

Other ■ — 2.9%
321 Henderson Receivables LLC,
6.15%, 10/15/48, Series 2007-3A, Class A	618,834	670,323
9.31%, 7/15/61, Series 2010-1A, Class B	495,000	607,986
6.77%, 10/17/61, Series 2012-2A, Class B	500,000	534,367
7.14%, 2/15/67, Series 2012-1A, Class B	500,000	581,168

		2,393,844

Total Asset-Backed Securities (Cost: $14,394,524)		15,557,578

Investment Grade Corporate Bonds — 9.4%
Basic Industry — 1.6%
Alcoa, 5.40%, 4/15/21	350,000	354,897
Cliffs Natural Resources, 4.80%, 10/1/20	200,000	192,689
Freeport-McMoRan Copper & Gold, 3.55%, 3/1/22	500,000	486,762

AMERICAN INCOME FUND     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR/ SHARES	FAIR VALUE ¶
Vale Overseas, 4.63%, 9/15/20	$300,000	$310,571

		1,344,919

Communications — 0.4%
Vivendi SA, 4.75%, 4/12/22 ■	300,000	318,691

Consumer Cyclical — 1.3%
Computer Sciences, 4.45%, 9/15/22	1,000,000	1,035,324

Energy — 0.9%
Southwestern Energy, 4.10%, 3/15/22	250,000	261,049
Transocean, 3.80%, 10/15/22	500,000	491,853

		752,902

Finance — 4.5%
Bank of America, 5.00%, 5/13/21	500,000	553,775
Citigroup, 4.50%, 1/14/22	500,000	541,510
Goldman Sachs Group, 6.00%, 6/15/20	500,000	585,423
Mid-State Capital Trust, Series 2004-1, Class A, 6.01%, 8/15/37	780,266	885,471
Morgan Stanley, 5.50%, 7/28/21	1,000,000	1,127,814

		3,693,993

Insurance — 0.3%
Lincoln National, 6.05%, 4/20/67 Δ	250,000	255,000

Real Estate — 0.4%
CommonWealth REIT, 5.88%, 9/15/20	300,000	317,511

Total Investment Grade Corporate Bonds (Cost: $7,437,994)		7,718,340

Preferred Stocks — 2.1%
Banking — 0.6%
Bank of America, Series 5	19,000	450,870

Basic Industry — 0.2%
ArcelorMittal	7,500	158,175

Consumer Cyclical — 0.2%
TravelCenters of America LLC	7,000	188,160

Finance — 0.9%
Bank of America, Series L	200	237,375
First Niagara Financial Group, Series B	8,000	231,000
Goldman Sachs Group, Series J	12,000	308,280

		776,655

Real Estate Investment Trusts — 0.2%
LaSalle Hotel Properties, Series H	5,000	131,400

Total Preferred Stocks (Cost: $1,438,806)		1,705,260

Closed-End Funds — 0.7%
Blackrock Credit Allocation Income Trust IV	32,000	437,760

AMERICAN INCOME FUND     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Income Fund (MRF)

DESCRIPTION	SHARES	FAIR VALUE ¶
Pioneer Floating Rate Trust	7,000	$96,390

Total Closed-End Funds (Cost: $486,936)		534,150

Short-Term Investment — 2.3%
First American Prime Obligations Fund, Class Z, 0.00% W	1,917,318	1,917,318

Total Short-Term Investment (Cost: $1,917,318)		1,917,318

Total Investments ▲ — 137.8% (Cost: $111,429,435)		112,749,218

Other Assets and Liabilities, Net — (37.8)%		(30,940,296)

Total Net Assets — 100.0%		$81,808,922

AMERICAN INCOME FUND     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Income Fund (MRF)

¶	Security valuations for the fund’s investments are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor, U.S. Bancorp Asset Management, Inc. (“USBAM”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.

As of May 31, 2013, the fund held no internally fair valued securities.

■	Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers”. On May 31, 2013, the total fair value of these investments was $26,506,148 or 32.4% of total net assets.

Δ	Variable Rate Security — The rate shown is the net coupon rate in effect as of May 31, 2013.

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On May 31, 2013, securities valued at $5,312,768 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$ 4,970,000	5/10/13	0.37%	6/10/13	$1,124	(1)

*	Interest rate as of May 31, 2013. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation Gold, 6.50%, 11/1/28, $73,214 par

Federal National Mortgage Association, 6.00%, 12/1/13, $12,157 par

Federal National Mortgage Association, 7.00%, 7/1/17, $61,779 par

Federal National Mortgage Association, 5.00%, 11/1/18, $112,975 par

Federal National Mortgage Association, 5.00%, 2/1/21, $160,513 par

Federal National Mortgage Association, 6.00%, 5/1/29, $116,439 par

Federal National Mortgage Association, 7.00%, 9/1/31, $72,309 par

Federal National Mortgage Association, 5.50%, 6/1/33, $88,558 par

Federal National Mortgage Association, 6.00%, 1/1/34, $261,412 par

Federal National Mortgage Association, 5.50%, 2/1/34, $350,584 par

Federal National Mortgage Association, 6.00%, 3/1/34, $223,554 par

Federal National Mortgage Association, 6.00%, 1/1/35, $248,646 par

Federal National Mortgage Association, 5.00%, 7/1/35, $253,758 par

Federal National Mortgage Association, 5.50%, 3/1/36, $159,993 par

Federal National Mortgage Association, 6.00%, 6/1/36, $502,943 par

Federal National Mortgage Association, 5.50%, 4/1/37, $402,460 par

Federal National Mortgage Association, 5.00%, 6/1/37, $430,602 par

Federal National Mortgage Association, 5.50%, 6/1/38, $404,598 par

Government National Mortgage Association, 1.63%, 12/20/22, $125,690 par

AMERICAN INCOME FUND     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Income Fund (MRF)

Government National Mortgage Association, 5.50%, 8/15/33, $498,830 par

Government National Mortgage Association, 6.00%, 7/15/34, $260,139 par

«	Security purchased on a when-issued basis. On May 31, 2013, the total cost of investments purchased on a when-issued basis was $26,262,476 or 32.1% of total net assets.

¥	Security considered illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of May 31, 2013, the fair value of these investments was $6,946,948 or 8.5% of total net assets.

¿	Security is currently in default with regards to scheduled interest and/or principal payments.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of May 31, 2013.

▲	On May 31, 2013, the cost of investments for federal income tax purposes was approximately $111,429,435. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$7,107,902
Gross unrealized depreciation	(5,788,119)

Net unrealized appreciation	$1,319,783

REIT — Real Estate Investment Trust

Schedule of Open Futures Contracts

Description	Settlement Month	Number of Contracts Sold	Notional Contract Value	Unrealized Appreciation
U.S. Treasury 2 Year Note Futures	September 2013	3	$(660,422)	$134
U.S. Treasury 5 Year Note Futures	September 2013	109	(13,343,133)	47,347
U.S. Treasury 10 Year Note Futures	September 2013	54	(6,977,813)	37,204
U.S. Treasury Long Bond Futures	September 2013	16	(2,240,500)	12,073

				$96,758

As of May 31, 2013, the fund’s asset and liability values of derivative instruments categorized by risk exposure were classified as follows:

Value
Asset Derivatives
Interest Rate Contracts	$96,758

Balance as of May 31, 2013	$96,758

AMERICAN INCOME FUND     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Income Fund (MRF)

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1	—	Quoted prices in active markets for identical securities.

Level 2	—	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2013, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
High Yield Corporate Bonds	$—	$21,733,481	$258,613	$21,992,094
U.S. Government Agency Mortgage-Backed Securities	—	31,008,080	—	31,008,080
Collateralized Mortgage Obligation — Private Mortgage-Backed Securities	—	15,414,106	434,185	15,848,291
Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities	—	1,164,031	—	1,164,031
Commercial Mortgage-Backed Securities	—	15,304,076	—	15,304,076
Asset-Backed Securities	—	15,029,748	527,830	15,557,578
Investment Grade Corporate Bonds	—	7,718,340	—	7,718,340
Preferred Stocks	1,467,885	237,375	—	1,705,260
Closed-End Funds	534,150	—	—	534,150
Short-Term Investment	1,917,318	—	—	1,917,318

Total Investments	$3,919,353	$107,609,237	$1,220,628	$112,749,218

As of May 31, 2013, the fund’s investments in other financial instruments* were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Futures Contracts Outstanding	$96,758	$—	$—	$96,758

Total Other Financial Instruments	$96,758	$—	$—	$96,758

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

	High Yield Corporate Bonds	Collateralized Mortgage Obligation- Private Mortgage- Backed Securities	Asset- Backed Securities	Preferred Stocks	Total Fair Value
Balance as of August 31, 2012	$433,239	$437,529	$—	$257,790	$1,128,558
Accrued discounts/premiums	(189)	120	—	—	(69)

AMERICAN INCOME FUND     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Income Fund (MRF)

	High Yield Corporate Bonds	Collateralized Mortgage Obligation- Private Mortgage- Backed Securities	Asset- Backed Securities	Preferred Stocks	Total Fair Value
Realized gain (loss)	12,615	137	—	—	12,752
Net change in unrealized appreciation or depreciation	6,582	4,546	2,847	—	13,975
Purchases	—	—	524,983	—	524,983
Sales	(193,634)	(8,147)	—	(257,790)	(459,571)

Balance as of May 31, 2013	$258,613	$434,185	$527,830	$—	$1,220,628

Net change in unrealized appreciation or depreciation during the year of Level 3 investments held as of May 31, 2013	$15,515	$4,546	$2,847	$—	$22,908

During the period ended May 31, 2013, the fund recognized no transfers between Level 1 and Level 2. Transfers into or out of Level 3 are shown using beginning of period values.

Valuation Methodologies for Fair Value Measurements Categorized within Levels 2 and 3

Debt obligations

High Yield Corporate Bonds, U.S. Government Agency Mortgage-Backed Securities, Collateralized Mortgage Obligation — Private Mortgage-Backed Securities, Collateralized Mortgage Obligation — U.S. Agency Mortgage- Backed Securities, Commercial Mortgage-Backed Securities, Asset-Backed Securities, and Investment Grade Corporate Bonds are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. When the price provided by a pricing service is based on a sole broker quote, the value is categorized as Level 3 by the fund.

Preferred Stocks

When the price provided by a pricing service for a preferred stock is based on a sole broker quote, the value is categorized as Level 3 by the fund.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at May 31, 2013	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Investments
High Yield Corporate Bonds	$258,613	Broker Quote	N/A	N/A
Collateralized Mortgage Obligation — Private Mortgage-Backed Securities	434,185	Broker Quote	N/A	N/A
Asset-Backed Securities	527,830	Broker Quote	N/A	N/A

Valuation Process for Fair Value Measurements Categorized within Level 3

The fund’s board of directors (the “board”) has adopted policies and procedures for the valuation of the fund’s investments (the “valuation procedures”). The valuation procedures established a valuation committee consisting of representatives from USBAM investment management, legal, treasury and compliance departments (the “valuation committee”). The board has authorized the valuation committee to make fair value determinations in accordance with the valuation procedures. The audit committee of the board meets on a regular basis to, among other things, review fair value determinations made by the valuation committee, monitor the appropriateness of any previously determined fair value methodology, and approve in advance any proposed changes to such methodology, and presents such changes for ratification by the board.

AMERICAN INCOME FUND     ½     2013 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	July 30, 2013

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	July 30, 2013